Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill	¥ 0	¥ 147,564	¥ 383,810
Intangible assets subject to amortization acquired	262,826	255,336
Intangible assets not subject to amortization acquired	3,498	1,960
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	33,301	21,680	3,732
Danamon Portfolio Segment | Customer business
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill			241,356
Software
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 262,645	¥ 251,452
Weighted average amortization periods of intangible assets subject to amortization, years		5 years
Customer relationships
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired		¥ 3,765
Weighted average amortization periods of intangible assets subject to amortization, years	6 years	21 years
Operating Segments | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group | Krungsri | Customer business
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill			62,157
Operating Segments | Global Commercial Banking Business Group and Global Corporate & Investment Banking Business Group | MUAH | Customer business
Goodwill and Other Intangible Assets [Line Items]
Impairment losses on goodwill		¥ 147,564	¥ 80,297